Other Long-term Assets	12 Months Ended
Dec. 31, 2025
Other Long-term Assets
Other Long-term Assets
10.	Other Long-term Assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2024	2025
	RMB	RMB
Copyrights, licenses, domain names, trademark and technology	1,412,931	947,605
Goodwill	1,855,293	1,855,320
Long-term receivable	1,193,662	401,069
Non-current deposits	143,005	135,183
Long-term interest receivables	49,850	115,877
Staff housing loans	17,053	16,057
Others	411,464	242,293
	5,083,258	3,713,404

Balances of copyrights and licenses represents prepaid minimum royalties for exploitation of related intellectual properties, which was amortized over the term of the respective licensing agreements or estimated amortization periods.

Goodwill

	December 31,	December 31,
	2024	2025
	RMB	RMB
Beginning balance	1,855,394	1,855,293
Additions	—	—
Disposal and others	(101)	27
Ending balance	1,855,293	1,855,320

For the years ended December 31, 2024 and 2025, the carrying value of goodwill was mainly recorded under the games and related value-added services segment. The Group performed impairment tests using the qualitative and quantitative method and concluded that the goodwill was not impaired as at December 31, 2024 and 2025, therefore, no provision was recorded.

The Group made housing loans to its employees (excluding executive officers) for house purchases via a third-party commercial bank in China mainland. Each individual staff housing loan is collateralized either by the property for which the loan is extended or by approved personal guarantees for the loan amount granted. The repayment term is five years from the date of drawdown. The interest rate is fixed varying from 3.50% to 4.75% per annum for the year ended December 31, 2025. The outstanding portion of the staff housing loans repayable within 12 months as of December 31, 2024 and 2025 amounted to approximately RMB12.1 million and RMB7.3 million, respectively. The amounts are reported under “Prepayments and other current assets, net” in the consolidated balance sheets (see Note 4).